Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets

Computer software
(US$ in millions)
At January 1, 2018
Cost	$88
Accumulated amortization	(54)
At January 1, 2018	$34

Year ended December 31, 2018
Opening net book amount	$34
Additions	24
Amortization	(12)
Closing net book amount	$46

At December 31, 2018
Cost	$112
Accumulated amortization	(66)
At December 31, 2018	$46

Year ended December 31, 2019
Opening net book amount	$46
Additions	18
Amortization	(16)
Closing net book amount	$48

At December 31, 2019
Cost	$130
Accumulated amortization	(82)
At December 31, 2019	$48